Mortgage Servicing Rights - Schedule of Analysis of Change in Fair Value (Detail) - Mortgage Servicing Rights - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Effect on value-10% adverse change, discount rate	$ (47,034)	$ (25,580)	$ (15,328)	$ (9,692)
Effect on value-20% adverse change, discount rate	(90,944)	(49,397)	(29,598)	(18,715)
Effect on value-10% adverse change, prepayment speed	(70,924)	(34,208)	(19,975)	(11,515)
Effect on value-20% adverse change, prepayment speed	(136,790)	(65,745)	(38,287)	(22,153)
Effect on value-10% adverse change, cost of servicing	(18,388)	(8,880)	(6,213)	(4,080)
Effect on value-20% adverse change, cost of servicing	$ (36,776)	$ (17,760)	$ (12,426)	$ (8,159)